Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax expense (benefit):
Current year	$ 752,863	$ 1,444,698	$ 3,719,483
Adjustment to prior years and others	(684,197)	(1,772,898)	246,264
Current income tax expense (benefit)	68,666	(328,200)	3,965,747
Deferred tax expense (benefit):
Temporary differences	584,559	(632,785)	(1,271,415)
Investment tax credit and tax losses carryforwards	682,930	1,998,662	(3,819,489)
Effect of changes in statutory income tax rate	0	(715,303)	0
Deferred tax expense (benefit)	1,267,489	650,574	(5,090,904)
Income tax expense (benefit)	$ 1,336,155	$ 322,374	$ (1,125,157)